Fees Summary	Mar. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 938,900,000.00
Previously Paid Amount	0.00
Total Fee Amount	129,662.09
Total Offset Amount	115,900.00
Net Fee	$ 13,762.09
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A